EATON VANCE ARIZONA MUNICIPALS FUND            EATON VANCE NEW JERSEY MUNICIPALS FUND
EATON VANCE CONNECTICUT MUNICIPALS FUND        EATON VANCE PENNSYLVANIA MUNICIPALS FUND
EATON VANCE MICHIGAN MUNICIPALS FUND
                 Supplement to Prospectus dated December 1, 2003

EATON VANCE ALABAMA MUNICIPALS                 FUND EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND           EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND            EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND           EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND          EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND           EATON VANCE VIRGINIA MUNICIPALS FUND
                 Supplement to Prospectus dated January 1, 2004

EATON VANCE CALIFORNIA MUNICIPALS FUND         EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND            EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND      EATON VANCE WEST VIRGINIA MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND
                 Supplement to Prospectus dated February 1, 2004

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
                   Supplement to Prospectus dated June 1, 2003

The shareholders of the above Funds have approved a change in each Fund's diversification status. Effective immediately, each Fund will operate as a non-diversified investment company. Each corresponding Portfolio has also changed its diversification status and is operating as a non-diversified investment company.

The following is added to "Principal Risk Factors" under "Fund Summary":

As a non-diversified fund, a Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes a Fund more susceptible to adverse economic, business or other developments affecting such issuers. A Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. Government securities.



Dated: February 23, 2004                                                COMBSTPS